                             Janus Investment Fund
                          Janus Equity and Bond Funds

                        Supplement dated August 10, 2007
           To Currently Effective Statement of Additional Information

The following replaces the corresponding information found in the TRUSTEES AND OFFICERS section under JANUS INVESTMENT PERSONNEL, OTHER ACCOUNTS MANAGED, MATERIAL CONFLICTS and COMPENSATION on pages 106 through 113:

JANUS INVESTMENT PERSONNEL

   OTHER ACCOUNTS MANAGED

   The following table provides information relating to other accounts managed by the portfolio managers and/or investment personnel as of June 30, 2007. To the extent that any of the accounts pay advisory fees based on account performance, information on those accounts is separately listed.

                                                          Other Registered   Other Pooled
                                                             Investment       Investment
                                                             Companies         Vehicles     Other Accounts
----------------------------------------------------------------------------------------------------------
Andrew Acker            Number of Other Accounts Managed                3            None               1(1)
                        Assets in Other Accounts Managed  $   259,501,583            None   $ 331,971,937
William H. Bales        Number of Other Accounts Managed                2            None               2(2)
                        Assets in Other Accounts Managed  $   175,937,065            None   $ 115,657,966
Jonathan D. Coleman     Number of Other Accounts Managed                3               1               2
                        Assets in Other Accounts Managed  $   992,879,351    $ 46,916,118   $   1,497,382
David J. Corkins        Number of Other Accounts Managed                5            None               1
                        Assets in Other Accounts Managed  $ 3,612,624,527            None   $  30,000,672
David C. Decker         Number of Other Accounts Managed                4(3)         None               5
                        Assets in Other Accounts Managed  $ 1,019,194,629            None   $  48,907,532
James P. Goff           Number of Other Accounts Managed                3            None               2
                        Assets in Other Accounts Managed  $    99,696,482            None   $  13,033,479
Jason Groom             Number of Other Accounts Managed                2            None            None
                        Assets in Other Accounts Managed  $    49,580,682            None            None
Gregory R. Kolb         Number of Other Accounts Managed                1            None            None
                        Assets in Other Accounts Managed  $     4,702,645            None            None
Brent A. Lynn           Number of Other Accounts Managed                2            None            None
                        Assets in Other Accounts Managed  $ 4,257,146,949            None            None
Chad Meade              Number of Other Accounts Managed                1            None            None
                        Assets in Other Accounts Managed  $     4,063,251            None            None
Douglas E. Nelson       Number of Other Accounts Managed             None            None            None
                        Assets in Other Accounts Managed             None            None            None
Marc Pinto              Number of Other Accounts Managed                6               2              34(4)
                        Assets in Other Accounts Managed  $ 2,037,346,594    $ 76,774,374   $ 591,440,296
Ron Sachs               Number of Other Accounts Managed                4            None               1(5)
                        Assets in Other Accounts Managed  $   407,056,810            None   $ 248,979,373
Brian A. Schaub         Number of Other Accounts Managed                1            None            None
                        Assets in Other Accounts Managed  $     4,063,251            None            None
Scott W. Schoelzel      Number of Other Accounts Managed               15               1              11
                        Assets in Other Accounts Managed  $ 6,633,864,018    $ 43,903,223   $ 575,555,097

                                                          Other Registered   Other Pooled
                                                             Investment       Investment
                                                             Companies         Vehicles     Other Accounts
----------------------------------------------------------------------------------------------------------
Gibson Smith            Number of Other Accounts Managed               11            None               7
                        Assets in Other Accounts Managed  $ 3,917,553,179            None   $ 961,866,505
Minyoung Sohn           Number of Other Accounts Managed                6            None               1
                        Assets in Other Accounts Managed  $   677,470,476            None   $   3,549,893
Darrell Watters         Number of Other Accounts Managed                5            None            None
                        Assets in Other Accounts Managed  $   934,685,562            None            None
Burton H. Wilson        Number of Other Accounts Managed                3            None            None
                        Assets in Other Accounts Managed  $   309,243,752            None            None
Jason P. Yee            Number of Other Accounts Managed                5(6)         None               1
                        Assets in Other Accounts Managed  $ 1,688,782,390            None   $  31,380,660

(1) One of the accounts included in the total, consisting of $331,971,937 of the total assets, has a performance-based advisory fee.
(2) One of the accounts included in the total, consisting of $114,361,741 of the total assets, has a performance-based advisory fee.
(3) One of the accounts included in the total, consisting of $131,851,855 of the total assets, has a performance-based advisory fee.
(4) One of the accounts included in the total, consisting of $241,810,129 of the total assets, has a performance-based advisory fee.
(5) One of the accounts included in the total, consisting of $248,979,373 of the total assets, has a performance-based advisory fee.
(6) Two of the accounts included in the total, consisting of $1,635,762,135 of the total assets, have performance-based advisory fees.

   MATERIAL CONFLICTS

   As shown in the table above, certain portfolio managers and/or investment personnel may manage other accounts with investment strategies similar to the Funds. Those other accounts may include other Janus funds, private-label mutual funds for which Janus Capital serves as subadviser, and separately managed accounts. Fees earned by Janus Capital may vary among these accounts, the portfolio managers and/or investment personnel may personally invest in some but not all of these accounts, and certain of these accounts may have a greater impact on their compensation than others. In addition, certain portfolio managers and/or investment personnel may also have roles as research analysts for one or more Janus funds and receive compensation with respect to the analyst role. These factors could create conflicts of interest because the portfolio managers and/or investment personnel may have incentives to favor certain accounts over others, resulting in the potential for other accounts outperforming a Fund. A conflict may also exist if the portfolio managers and/or investment personnel identify a limited investment opportunity that may be appropriate for more than one account, but a Fund is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio managers and/or investment personnel may execute transactions for another account that may adversely impact the value of securities held by the Fund. However, Janus Capital believes that these conflicts may be mitigated to a certain extent by the fact that accounts with like investment strategies managed by particular portfolio managers and/or investment personnel are generally managed in a similar fashion, subject to a variety of exceptions, for example, particular investment restrictions or policies applicable only to certain accounts, certain portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. In addition, Janus Capital has adopted trade allocation procedures that govern allocation of securities among various Janus accounts. Trade allocation and personal trading are described in further detail under "Additional Information About Janus Capital and the Subadvisers."

   Janus Capital is the adviser to the Funds and the Janus Smart Portfolios, a series of "funds of funds," which invest in other Janus Capital mutual funds. Because Janus Capital is the adviser to the Janus Smart Portfolios and the Funds, it is subject to certain potential conflicts of interest when allocating the assets of the Janus Smart Portfolios among such Funds. In addition, the Janus Smart Portfolios' portfolio manager, who also serves as Senior Vice President of Risk and Trading of Janus Capital, has regular and continuous access to information regarding the holdings of the Funds, as well as knowledge of, and potential impact on, investment strategies and techniques of the Funds. Janus Capital believes these potential conflicts may be mitigated through its compliance monitoring, including that of asset allocations by the portfolio manager. In addition, Janus Capital has retained an independent consultant to provide research and consulting services with respect to asset allocation and investments for the Janus Smart Portfolios.

   COMPENSATION INFORMATION

   The following describes the structure and method of calculating a portfolio manager's compensation as of July 1, 2007.

   Portfolio managers and, if applicable, co-portfolio managers ("portfolio manager" or "portfolio managers") are compensated for managing a Fund and any other funds, portfolios or accounts for which they have exclusive or shared responsibilities (collectively, the "Managed Funds") through two components: fixed compensation and variable compensation. Certain portfolio managers are eligible to receive additional discretionary compensation in recognition of their continued analyst responsibilities, and the Chief Investment Officers ("CIO") of Janus Capital are eligible for additional variable compensation in recognition of their CIO roles, each as noted below.

   FIXED COMPENSATION: Fixed compensation is paid in cash and is comprised of an annual base salary based on factors such as the complexity of managing funds and other accounts and scope of responsibility (including assets under management).

   VARIABLE COMPENSATION: Variable compensation is paid in the form of cash and long-term incentive awards (consisting of a mixture of JCGI restricted stock, stock options, and a cash-deferred award that is credited with income, gains, and losses based on the performance of Janus mutual fund investments selected by the portfolio manager). Variable compensation is based on pre-tax performance of the Managed Funds.

   Variable compensation is structured to pay a portfolio manager primarily on the Managed Funds' performance, with additional discretionary compensation available from one or more bonus pools as discussed below.

   Aggregate compensation derived from the Managed Funds' performance is calculated based upon a percentage of the total revenue received on the Managed Funds adjusted to reflect the actual performance of such Managed Funds. Actual performance is calculated based on the Managed Funds' aggregate asset-weighted Lipper peer group performance ranking on a one-, three-, and five-year rolling period basis with a predominant weighting on the Managed Funds' performance in the three- and five-year periods. The compensation determined from the Managed Funds' performance is then allocated to the respective portfolio manager(s).

   A portfolio manager is also eligible to participate in a portfolio manager discretionary bonus pool. The size of the portfolio manager bonus pool fluctuates depending on both the revenue derived from firm-wide managed assets (excluding assets managed by subadvisers) and the investment performance of such firm-wide managed assets. Compensation from the portfolio manager bonus pool is then allocated among the eligible respective participants at the discretion of Janus Capital based upon, among other things: (i) teamwork and support of team culture; (ii) mentoring of analysts;
   (iii) contributions to the sales process; and (iv) client relationships.

   ANALYST VARIABLE COMPENSATION: If a portfolio manager also has analyst responsibilities, then such portfolio manager is eligible to participate in a discretionary analyst team pool. The aggregate compensation available under the analyst team pool is derived from a formula tied to a combination of the aggregate fund-weighted and asset-weighted Lipper peer group performance ranking of certain Janus mutual funds for one- and three-year rolling periods, subject to a reduction in the event of absolute negative performance. The analyst team pool is then allocated among the eligible analysts at the discretion of Janus Capital based on factors which may include performance of investment recommendations, individual and team contributions, scope of coverage, and other subjective criteria.

   CIO VARIABLE COMPENSATION: The CIOs are entitled to additional compensation in consideration of their role as CIO of Janus Capital that is generally based on firm-wide investment performance (excluding assets managed by subadvisers), Janus-managed net long-term flows (excluding assets managed by subadvisers and money market funds), investment team leadership factors, and overall corporate leadership factors. Variable compensation from firm-wide investment performance is calculated based upon the firm-wide aggregate asset-weighted Lipper peer group performance ranking on a one- and three-year rolling period basis.

   Portfolio managers may elect to defer payment of a designated percentage of their fixed compensation and/or up to all of their variable compensation in accordance with JCGI's Executive Income Deferral Program.

   ADDITIONAL COMPENSATION INFORMATION

   The following describes the structure and method of calculating compensation for James Goff, Director of Research, as of July 1, 2007.

   Mr. Goff is compensated for his role as Director of Research and for managing a Fund and any other funds, portfolios, or accounts managed by Mr. Goff through two components: fixed compensation and variable compensation.

   FIXED COMPENSATION: Fixed compensation is paid in cash and is comprised of an annual base salary based on factors such as his scope of responsibility, tenure, his performance as the Director of Research, and for managing funds.

   VARIABLE COMPENSATION: Variable compensation is paid in the form of cash and long-term incentive awards (consisting of a mixture of JCGI restricted stock, stock options, and a cash deferred award that is credited with income, gains, and losses based on the performance of Janus mutual fund investments selected by Mr. Goff). Mr. Goff's variable compensation is based on four components:
   (i) firm-wide investment performance; (ii) Janus Capital long-term net flows (excluding assets managed by subadvisers and money market funds); (iii) certain strategic objectives, including investment team culture, analyst recruitment and development, continued enhancements to the research process, and contributions to sales and client efforts; and (iv) the research portfolios' investment performance. Variable compensation from firm-wide investment performance and the research portfolios' investment performance is calculated based upon a percentage of the revenue received from the applicable funds (excluding assets managed by subadvisers) and is adjusted to reflect the actual performance of such funds. Actual performance is calculated based on the applicable funds' aggregate asset-weighted Lipper peer group performance ranking on a one- and three-year rolling period basis (with a predominant weighting on three-year performance for the research portfolios investment performance calculation).

   Mr. Goff may elect to defer payment of a designated percentage of his fixed compensation and/or up to all of his variable compensation in accordance with JCGI's Executive Income Deferral Program.

   Each Fund's Lipper peer group for compensation purposes is shown in the following table.

Fund Name                                    Lipper Peer Group
--------------------------------------------------------------------------------------
GROWTH
  Janus Fund                                 Large-Cap Growth Funds
  Janus Enterprise Fund                      Mid-Cap Growth Funds
  Janus Orion Fund                           Multi-Cap Growth Funds
  Janus Research Fund(1)                     Large-Cap Growth Funds
  Janus Triton Fund                          Small-Cap Growth Funds
  Janus Twenty Fund                          Large-Cap Growth Funds
  Janus Venture Fund                         Small-Cap Growth Funds
SPECIALTY GROWTH
  Janus Global Life Sciences Fund            Health/Biotechnology Funds
  Janus Global Technology Fund               Science & Technology Funds
CORE
  Janus Balanced Fund                        Mixed-Asset Target Allocation Moderate
                                             Funds
  Janus Contrarian Fund                      Multi-Cap Core Funds
  Janus Fundamental Equity Fund(2)           Large-Cap Core Funds
  Janus Growth and Income Fund               Large-Cap Core Funds
INTERNATIONAL & GLOBAL
  Janus Global Opportunities Fund            Global Funds
  Janus Overseas Fund                        International Funds
  Janus Global Research Fund(3)              Multi-Cap Growth Funds
  Janus Worldwide Fund                       Global Funds

Fund Name                                    Lipper Peer Group
--------------------------------------------------------------------------------------
BOND
  Janus Flexible Bond Fund                   Intermediate Investment Grade Debt Funds
  Janus High-Yield Fund                      High Current Yield Funds
  Janus Short-Term Bond Fund                 Short Investment Grade Debt Funds
  Janus Federal Tax-Exempt Fund              General Municipal Debt Funds

(1) Formerly named Janus Mercury Fund.
(2) Formerly named Janus Core Equity Fund.
(3) Formerly named Janus Research Fund.

                Please retain this Supplement with your records.